UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                           as of March 31, 2018 (Unaudited)

Deutsche Global Infrastructure Fund

	Shares	Value ($)
Common Stocks 94.3%
Argentina 0.6%
Corp. America Airports SA* (Cost $21,494,494)	1,264,382	15,602,474
Australia 4.1%
Macquarie Atlas Roads Group (Units)	9,008,045	40,395,516
Sydney Airport (Units)	5,163,048	26,785,965
Transurban Group (Units)	4,816,475	42,515,782
(Cost $94,883,318)		109,697,263
Canada 14.2%
Enbridge, Inc.	4,256,960	133,885,993
Fortis, Inc.	831,861	28,080,595
Keyera Corp. (a)	1,801,859	46,866,376
Pembina Pipeline Corp.	1,732,711	54,065,264
TransCanada Corp. (a)	2,869,332	118,661,861
(Cost $384,576,203)		381,560,089
China 0.7%
ENN Energy Holdings Ltd. (Cost $10,690,961)	2,143,240	19,379,184
France 8.1%
Eutelsat Communications SA	1,280,763	25,468,864
Getlink SE	3,057,349	43,691,484
VINCI SA	1,499,080	147,863,824
(Cost $179,047,580)		217,024,172
Germany 0.6%
Fraport AG (Cost $10,261,074)	169,315	16,733,662
Hong Kong 2.7%
Beijing Enterprises Holdings Ltd.	2,513,700	13,293,523
Hong Kong & China Gas Co., Ltd.	29,424,410	60,542,461
(Cost $64,722,508)		73,835,984
Indonesia 0.5%
Sarana Menara Nusantara Tbk PT (Cost $14,571,413)	48,058,665	12,519,730
Italy 2.0%
Snam SpA (Cost $49,165,572)	11,764,836	54,065,906
Japan 2.6%
Japan Airport Terminal Co., Ltd.	553,700	21,530,254
Tokyo Gas Co., Ltd.	1,777,660	47,467,589
(Cost $60,084,851)		68,997,843
Mexico 0.8%
Infraestructura Energetica Nova SAB de CV (Cost $16,023,577)	4,176,573	20,379,747
Netherlands 0.6%
Koninklijke Vopak NV (Cost $14,446,271)	329,083	16,196,930
Spain 5.7%
Cellnex Telecom SA 144A	1,198,547	32,062,824
Ferrovial SA	5,789,773	121,279,662
(Cost $133,246,877)		153,342,486
United Kingdom 8.0%
National Grid PLC	9,522,887	106,949,498
Severn Trent PLC	2,360,148	60,985,315
United Utilities Group PLC	4,652,034	46,612,512
(Cost $248,590,848)		214,547,325
United States 43.1%
American Tower Corp. (REIT)	1,321,912	192,126,690
American Water Works Co., Inc.	876,742	72,006,820
Cheniere Energy, Inc.*	1,022,560	54,655,832
Consolidated Edison, Inc.	534,188	41,634,613
Crown Castle International Corp. (REIT)	2,002,253	219,466,951
Edison International	890,362	56,680,445
Kinder Morgan, Inc.	5,268,915	79,349,860
NiSource, Inc.	1,710,664	40,901,976
ONEOK, Inc.	1,175,960	66,935,643
PG&E Corp.	1,011,799	44,448,330
Sempra Energy	937,935	104,317,131
Targa Resources Corp.	1,386,551	61,008,244
Waste Connections, Inc.	230,758	16,554,579
Williams Companies, Inc.	4,319,137	107,373,746
(Cost $963,967,558)		1,157,460,860
Total Common Stocks (Cost $2,265,773,105)		2,531,343,655
Master Limited Partnerships 3.0%
United States
Antero Midstream GP LP (a)	397,268	6,352,315
Enbridge Energy Partners LP (a)	383,958	3,701,355
Fairway Energy LP (Units), 144A* (b)	6,190,000	43,082,413
Plains All American Pipeline LP	1,270,795	27,995,614
Total Master Limited Partnerships (Cost $103,433,751)		81,131,697
Infrastructure Investment Trusts 1.6%
India
India Grid Trust (Units), 144A	16,686,810	24,208,465
IRB InvIT Fund (Units), 144A	14,410,000	18,135,129
Total Infrastructure Investment Trusts (Cost $48,456,016)		42,343,594
Securities Lending Collateral 4.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (c) (d) (Cost $130,979,963)	130,979,963	130,979,963
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 1.64% (c) (Cost $21,015,671)	21,015,671	21,015,671
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,569,658,506)	104.6	2,806,814,580
Other Assets and Liabilities, Net	(4.6)	(124,085,258)
Net Assets	100.0	2,682,729,322

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 4.9%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.56% (c) (d)
76,751,142	54,228,821	—	—	—	89,715	—	130,979,963	130,979,963
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 1.64% (c)
19,327,198	157,914,655	156,226,182	—	—	18,703	—	21,015,671	21,015,671
96,078,340	212,143,476	156,226,182	—	—	108,418	—	151,995,634	151,995,634

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $127,716,871, which is 4.8% of net assets.
(b)	Investment was valued using significant unobervable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At March 31, 2018 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Energy	874,197,352	33%
Utilities	750,386,216	28%
Industrials	524,381,854	20%
Real Estate	411,593,641	15%
Telecommunication Services	44,582,554	2%
Consumer Discretionary	25,468,864	1%
Financials	24,208,465	1%
Total	2,654,818,946	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$15,602,474	$—	$—	$15,602,474
Australia	—	109,697,263	—	109,697,263
Canada	381,560,089	—	—	381,560,089
China	—	19,379,184	—	19,379,184
France	—	217,024,172	—	217,024,172
Germany	—	16,733,662	—	16,733,662
Hong Kong	—	73,835,984	—	73,835,984
Indonesia	—	12,519,730	—	12,519,730
Italy	—	54,065,906	—	54,065,906
Japan	—	68,997,843	—	68,997,843
Mexico	20,379,747	—	—	20,379,747
Netherlands	—	16,196,930	—	16,196,930
Spain	—	153,342,486	—	153,342,486
United Kingdom	—	214,547,325	—	214,547,325
United States	1,157,460,860	—	—	1,157,460,860
Master Limited Partnerships	38,049,284	—	43,082,413	81,131,697
Infrastructure Investment Trusts	—	42,343,594	—	42,343,594
Short-Term Investments (e)	151,995,634	—	—	151,995,634
Total	$1,765,048,088	$998,684,079	$43,082,413	$2,806,814,580

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Master Limited Partnerships
Balance as of December 31, 2017	$49,598,143
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(6,515,730)
Amortization of premium/accretion of discount	—
Purchases	—
(Sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of March 31, 2018	$43,082,413
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2018	$(6,515,730)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/18	Valuation Technique(s)	Unobservable Input
Master Limited Partnership: Crude Oil & Refined Products	$ 43,082,413	Market Approach	Last Significantly Traded Price Adjusted for Proxy – Alerian MLP Infrastructure Index

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's equity investments include the last traded price on the Exchange adjusted for proxy (the movement in a comparable securities index). A significant change between last traded price, adjusted for proxy, and the price of the security based on current trading on the securities exchange could result in a material change in the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	May 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	May 23, 2018